Supplement dated August 1, 2024
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), each as supplemented as applicable, of the following Fund:
Fund
Columbia Funds Variable Series Trust II
CTIVP® - TCW Core Plus Bond Fund	Prospectus, Summary Prospectus and SAI Dated 5/1/2024
Stephen Kane, Generalist Portfolio Manager for TCW Investment Management Company LLC (TCW), will retire effective December 31, 2024.  At that time, Mr. Kane will no longer serve as a Co-Portfolio Manager for the Fund.
Shareholders should retain this Supplement for future reference.
SUP7039-0001_(08/24)